Financial investments	6 Months Ended
Jun. 30, 2022
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments
The detail of Non-current and Current financial investments as of June 30, 2022 and December 31, 2021 is as follows:

	Balance as of June 30, 2022	Balance as of December 31, 2021
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	15,959	14,459
Derivative assets (Note 9)	48,374	10,807
Other receivable accounts at amortized cost	71,380	71,342
Total non-current financial investments	135,713	96,608
Contracted concessional financial assets	178,801	188,912
Derivative assets (Note 9)	3,928	2,153
Other receivable accounts at amortized cost	6,075	16,314
Total current financial investments	188,804	207,379

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., currently under development.